LEASES	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
LEASES

9 Leases

The Company entered into operating leases for computer peripherals and office properties in Malaysia and Indonesia. The leases in Malaysia included an option to renew for a one year term. None of the renewal options have been included in the measurement of the leases.

The Company also entered into finance lease for computer peripherals.

Right-of-use assets and lease liabilities, as of December 31, 2021 and 2020, are as follows:

	Financial Statement	December 31,
	Line Items	2021	2020
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	116,777	255,041
Finance lease	Equipment and software, net	64,991	104,024
Total right-of-use assets		181,768	359,065

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	117,203	72,278
Finance lease	Accounts payable, accruals and other payables	38,437	36,993
		155,640	109,271

Non-current liabilities
Finance lease	Other payables	23,758	64,414
		179,398	173,685

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9 Leases (Continued)

The components of lease costs are as follows:

	Years ended December 31,
	2021	2020
	US$	US$

Operating lease costs	1,292,634	835,042
Short-term lease costs	72,931	221,162
Finance lease costs:
Depreciation	35,651	58,402
Interest on finance lease liabilities	5,801	8,913
Total lease costs	1,407,017	1,123,519

Other information related to leases is as follows:

December 31,
2021
US$

Weighted Average Remaining Lease Term
Operating lease	10.7 months
Finance lease	21.8 months
Weighted Average Discount Rate
Operating lease	8.05%
Finance lease	7.30%

Cash flows related to leases are as follows:

	Years ended December 31,
	2021	2020
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	176,408	445,411
Cash flows from financing activities:
Principal payments on finance lease obligation	35,434	33,511
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	240,569	405,573

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 are as follows:

	Operating lease	Finance lease	Total
	US$	US$	US$

For the year ending December 31,
2022	121,581	41,479	163,060
2023	—	24,196	24,196
	121,581	65,675	187,256
Less: imputed interest	(4,378)	(3,480)	(7,858)
Total lease liabilities	117,203	62,195	179,398

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS